PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

8.    PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of	As of
	December 31,	December 31,
	2022	2023
	US$	US$

Receivables from third-party payment service providers	504	539
Utility deposits	—	3,883
Other deposits	630	890
Deferred expense*	1,607	430
Loans to the third parties	1,259	895
Recoverable value-added input tax	3,535	—
Derivative assets	—	1,392
Others	689	347
Less: allowance for credit losses	—	(2,078)
Prepayments and other receivables	8,224	6,298

*     Deferred expense represents cash paid in advance to vendors, such as consultant expense and compliance expense, which would be amortized according to their respective service periods.